Investment Strategy - Adaptiv Select ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a non-diversified actively managed exchange-traded fund (“ETF”). To achieve its investment objective of long-term capital appreciation, the Fund invests substantially all of its net assets in a portfolio of publicly-listed equity securities of U.S. large capitalization companies during broad U.S. equity market uptrends. For purposes of the Fund’s investments, the Fund defines large capitalization securities as those whose market capitalization are within the 1,000 largest capitalized U.S.-listed stocks, which may include equity securities of real estate investment trusts (“REITs”). As of December 31, 2025, the market capitalization range of companies comprising the 1,000 largest capitalized stocks in the United States was $1.4 billion to $4.5 trillion.
Client First Investment Management LLC (the “Adviser”), the Fund’s investment adviser, applies a multi-factor objective rules-based model (the “Model”) in determining broad U.S. equity market trends and selecting investments for the Fund. The Model has been developed and is maintained by the Adviser and utilizes a U.S. equity market regime filter to identify long-term trends. The Model has been designed to calculate technical momentum indicators, such as longer-term moving averages, to determine whether the broader U.S. equity market, defined as the 500 largest exchange-traded securities in the United States, is in an uptrend or in a downtrend. When the five-day simple moving average (“SMA”) of the broader U.S. equity market closes above its 200-day SMA as determined on the last trading day each week, the broader U.S. equity market is in an uptrend and the exposure of the Fund will be 100% in equities. When the five day SMA of the broader U.S. equity market closes below its 200 day SMA as determined on the last trading day each week, the broader U.S. equity market is in a downtrend and the exposure of the Fund will be 100% in 1-to-3-Month US Treasury Bills and cash. The Adviser buys and sells securities for the Fund in accordance with the Model’s rules-based prescriptions.

When the U.S. equity market is in an uptrend, the Adviser will use the Model’s technical momentum indicators, including rate of change (a measure of the rate of change in a security’s price over a specified period of time) and average true range (a measure of the rate of volatility in a security’s share price over a specified period of time), to rank all of the stocks in the Fund’s investment universe after market close on the last trading day of each week. Stocks that have positive rates of change and lower volatility will be ranked higher by the Model. From that objective numerical ranking, the Adviser selects the highest ranked stocks. The Fund is non-diversified and initially held 25 stocks that were equally weighted at the time of purchase. Thereafter, the Model re-ranks the stocks in the Fund’s investment universe on a weekly basis and the Adviser adjusts the Fund’s portfolio each week in accordance with the Model. In accordance with the Model, the Fund will continue to hold a stock that is no longer one of the 25 highest ranked stocks until the ranking of such stock falls below a threshold ranking specified by the Model. If the Model prescribes that the Fund should sell certain holdings as a result of such stocks falling below such threshold, those will be replaced by the next highest ranked stocks in the Model’s objective rankings that the Fund does not already own.

The Fund’s secondary objective is to limit drawdowns during broad U.S. equity market downtrends. A drawdown is the amount of investment value lost during a significant market decline. To achieve the Fund’s secondary objective, the Fund will sell all of its equity holdings when the Model indicates the U.S. equity market is entering a long-term downward trend and invest its entire portfolio in short-term US Treasuries such as 1- to 3-month US Treasury bills, as well as cash and cash equivalents, to prevent extended declines and preserve capital. When the Model then identifies the broad U.S. equity market is in an uptrend again, the Fund will again invest in an equally weighted portfolio of equity securities in accordance with the Model’s rankings.

The Fund primarily owns common stocks, but may also invest in equity securities of REITS to the extent such REITS are among the 1,000 largest capitalized U.S.-listed stocks. A REIT is a corporation, trust or association dedicated to owning, operating or financing income-producing real estate.
In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
Strategy Portfolio Concentration [Text]	To achieve its investment objective of long-term capital appreciation, the Fund invests substantially all of its net assets in a portfolio of publicly-listed equity securities of U.S. large capitalization companies during broad U.S. equity market uptrends.